Liabilities to credit institutions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,328,752	$ 642,338
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	33,615	32,453
Floorplan facilities | Related parties | Interest Bearing Current Liabilities -Related Parties
Disclosure of detailed information about borrowings [line items]
Borrowings	16,690	13,789
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,719	$ 14,465
Borrowings, interest rate	5.20%	2.60%